May 3, 2018

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Ladies and Gentlemen:

STATE FARM LIFE AND ACCIDENT ASSURANCE COMPANY

VARIABLE ANNUITY SEPARATE ACCOUNT

1933 ACT REGISTRATION NO. 333-57579

1940 ACT REGISTRATION NO. 811-08831

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, State Farm Life and Accident Assurance Company Variable Annuity Separate Account (the “Separate Account”) certifies that:

a)	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Separate Account’s registration statement on Form N-4; and

b)	the text of the most recent post-effective amendment to the Separate Account’s registration statement was filed with the Commission via EDGAR on April 27, 2018.

Sincerely,

/s/ Christine Keithley Walker
Christine Keithley Walker
Counsel
(309) 766-0886